Investment Objectives and Goals	Jul. 03, 2025
Alpha Architect US Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	Alpha Architect US Equity ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Alpha Architect US Equity ETF (the “Fund”) seeks to achieve long-term capital appreciation.
Alpha Architect Global Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	Alpha Architect Global Equity ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Alpha Architect Global Equity ETF (the “Fund”) seeks to achieve long-term capital appreciation.
Alpha Architect 1-3 Year Box ETF
Prospectus [Line Items]
Risk/Return [Heading]	Alpha Architect 1-3 Year Box ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Alpha Architect 1-3 Year Box ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, exceed the total return performance of an investment that tracks the 1-3 Year Treasury Bond Market.
Alpha Architect Intermediate-Term Treasury Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	Alpha Architect Intermediate-Term Treasury Bond ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Alpha Architect Intermediate-Term Treasury Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, exceed the total return performance of an investment that tracks U.S. 7-10 Year Treasury Bonds.
Alpha Architect Long-Term Treasury Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	Alpha Architect Long-Term Treasury Bond ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Alpha Architect Long-Term Treasury Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, exceed the total return performance of an investment that tracks the U.S. 20+ Year Treasury Bond Market.
Alpha Architect Aggregate Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	Alpha Architect Aggregate Bond ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Alpha Architect Aggregate Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, exceed the total return performance of an investment that tracks the U.S. Aggregate Bond Market.
Alpha Architect Inflation-Protected Securities ETF
Prospectus [Line Items]
Risk/Return [Heading]	Alpha Architect Inflation-Protected Securities ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Alpha Architect Inflation-Protected Securities ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, exceed the total return performance of an investment that tracks the Inflation-Protected Treasury Bond Market.
Alpha Architect Real Estate ETF
Prospectus [Line Items]
Risk/Return [Heading]	Alpha Architect Real Estate ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Alpha Architect Real Estate ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, exceed the total return performance of an investment that tracks the U.S. Equity Real Estate Investment Trust (REIT) Market.